Stock Compensation Plans and Other Compensation Arrangements (Details 4) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			539,000	763,000	1,577,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 88
Weighted-average period for unrecognized compensation expense to be charged to expense			1 year 3 months
Stock plans, vesting period			3 years
Stock issued, settlement of fully vested stock awards, shares			2,600,000	2,600,000	3,400,000
Stock issued, settlement of fully vested stock awards, fair value at issuance			$ 434	$ 305	$ 226
Stock issued, settlement of fully vested stock awards, fair value grant date			143	80	105
Restricted Stock Rights and Restricted Performance Stock Rights Grant Date Aggregate Fair Value	$ 90		$ 89	$ 90	$ 101
Available for future grant			5,100,000
2011 Long-Term Incentive Stock Plan
Share-based Compensation by Share-based Payment Award
Number of shares authorized			39,100,000
Share limit for every one share issued in connection with awards			4.5
Available for future grant			7,500,000
Amended 2011 Plan [Domain]
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			2,400,000
2001 Long-Term Incentive Stock Plan Rolled into 2011 Plan [Member]
Share-based Compensation by Share-based Payment Award
Number of shares authorized			6,900,000
Minimum
Share-based Compensation by Share-based Payment Award
Required service period under 2011 Plan and 1993 SPND (years)			5 years
Minimum | Grants During 2010 and After [Member]
Share-based Compensation by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Award Grants Percentage Financial Metric Met Exceeded			0.00%
Maximum | Grants During 2010 and After [Member]
Share-based Compensation by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Award Grants Percentage Financial Metric Met Exceeded			200.00%
Share Based Compensation Arrangement By Share Based Payment Award Award Grants Percentage Financial Metric Met Exceeded per Corporate Policy Council			150.00%
Stock options
Share-based Compensation by Share-based Payment Award
Stock options, issued	0		0
Restricted Performance Stock Rights
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			400,000	600,000	1,100,000
Cash Units and Cash Performance Units [Member]
Share-based Compensation by Share-based Payment Award
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 122		$ 128	$ 122	$ 108
Cash Units and Cash Performance Units [Member] | Minimum
Share-based Compensation by Share-based Payment Award
Deferred Compensation Cash-based Arrangements, Liability, Current	32		37	32	32
Cash Units and Cash Performance Units [Member] | Maximum
Share-based Compensation by Share-based Payment Award
Deferred Compensation Cash-based Arrangements, Liability, Current	$ 179		$ 194	$ 179	$ 173
Restricted Stock Units (RSUs) [Member]
Share-based Compensation by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			200,000	200,000	500,000
Stock Option Plan Granted After 2008
Share-based Compensation by Share-based Payment Award
Stock plans, vesting period			3 years
Award expiration period			7 years
Forecast
Share-based Compensation by Share-based Payment Award
Stock issued, settlement of fully vested stock awards, shares		1,700,000
Stock issued, settlement of fully vested stock awards, fair value at issuance		$ 96